MFA 2024-NQM3 Trust ABS-15G

Exhibit 99.24

Data Compare

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
xx	xx	63650		B1 Citizenship Status	ITIN-Legal Residency not validated	Non-Resident Alien			Borrower is an ITIN.	Initial